Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 31,740,289	$ 22,484,500
Accrued expense	22,170,906	19,893,141
Deed tax and maintenance fund withheld for customers	13,318,504	266,382
Bidding deposit	1,881,217	1,698,002
Welfare payable	1,590,932	1,697,794
Other tax payable	701,721	8,606,598
Accrued aircraft operating expense	8,445,279	752,574
Accrued interest expense	14,178,760	11,582,212
Others	12,098,761	7,106,887
Total	$ 106,126,369	$ 74,088,090